WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 33.3%
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 1.2%
AT&T Inc., Senior Notes	2.300%	6/1/27	140,000	$133,627
AT&T Inc., Senior Notes	1.650%	2/1/28	60,000	54,776
AT&T Inc., Senior Notes	2.550%	12/1/33	50,000	44,522
AT&T Inc., Senior Notes	5.350%	9/1/40	20,000	22,958
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	11,697
AT&T Inc., Senior Notes	3.100%	2/1/43	260,000	225,124
AT&T Inc., Senior Notes	4.350%	6/15/45	68,000	68,834
AT&T Inc., Senior Notes	3.300%	2/1/52	30,000	25,810
AT&T Inc., Senior Notes	3.500%	9/15/53	20,000	17,625
AT&T Inc., Senior Notes	3.550%	9/15/55	296,000	262,075
AT&T Inc., Senior Notes	3.800%	12/1/57	10,000	9,163
AT&T Inc., Senior Notes	3.650%	9/15/59	30,000	26,412
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	150,000	146,860
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	20,000	19,799
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	80,000	74,724
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	144,000	152,132
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	50,000	52,075
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	60,000	59,085
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	80,000	69,861
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	240,000	223,307
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	230,000	208,127	(a)
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	80,000	86,046
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	160,000	186,947
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	190,000	162,115
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	30,000	28,203
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	10,000	10,021
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	50,000	51,558
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	100,000	115,210
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	12,531
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	40,000	40,764
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	270,000	226,427

Total Diversified Telecommunication Services				2,828,415

Entertainment - 0.3%
Magallanes Inc., Senior Notes	3.755%	3/15/27	50,000	49,992	(a)
Magallanes Inc., Senior Notes	4.054%	3/15/29	60,000	60,367	(a)
Magallanes Inc., Senior Notes	4.279%	3/15/32	360,000	362,048	(a)
Magallanes Inc., Senior Notes	5.050%	3/15/42	20,000	20,442	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	1

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Entertainment - (continued)
Magallanes Inc., Senior Notes	5.141%	3/15/52	240,000	$246,113	(a)
Walt Disney Co., Senior Notes	6.650%	11/15/37	50,000	66,795

Total Entertainment				805,757

Interactive Media & Services - 0.1%
Alphabet Inc., Senior Notes	0.450%	8/15/25	20,000	18,681
Alphabet Inc., Senior Notes	0.800%	8/15/27	40,000	36,166
Alphabet Inc., Senior Notes	1.100%	8/15/30	40,000	35,005
Alphabet Inc., Senior Notes	2.050%	8/15/50	80,000	63,314

Total Interactive Media & Services				153,166

Media - 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	10,000	9,400	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	50,000	46,636	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	230,000	210,703
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	270,000	280,254
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	80,000	80,992
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	100,000	106,014
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	230,000	229,638
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	240,000	247,075
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	40,000	33,183
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	30,000	31,986
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	30,000	28,587

See Notes to Schedule of Investments.

2	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	30,000	$35,672
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	70,000	70,621
Comcast Corp., Senior Notes	3.375%	8/15/25	30,000	30,414
Comcast Corp., Senior Notes	3.950%	10/15/25	180,000	186,046
Comcast Corp., Senior Notes	3.150%	3/1/26	80,000	80,765
Comcast Corp., Senior Notes	3.300%	4/1/27	40,000	40,517
Comcast Corp., Senior Notes	4.150%	10/15/28	270,000	284,137
Comcast Corp., Senior Notes	3.400%	4/1/30	50,000	50,719
Comcast Corp., Senior Notes	4.250%	10/15/30	90,000	96,144
Comcast Corp., Senior Notes	3.250%	11/1/39	10,000	9,516
Comcast Corp., Senior Notes	3.750%	4/1/40	40,000	40,416
Comcast Corp., Senior Notes	3.400%	7/15/46	10,000	9,428
Comcast Corp., Senior Notes	4.000%	8/15/47	20,000	20,490
Comcast Corp., Senior Notes	4.000%	3/1/48	10,000	10,300
Comcast Corp., Senior Notes	3.999%	11/1/49	165,000	167,140
Comcast Corp., Senior Notes	3.450%	2/1/50	20,000	18,796
Comcast Corp., Senior Notes	2.800%	1/15/51	60,000	50,824
Comcast Corp., Senior Notes	2.887%	11/1/51	60,000	50,834	(a)
Comcast Corp., Senior Notes	2.937%	11/1/56	27,000	22,412	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	60,000	59,932
DISH DBS Corp., Senior Notes	7.750%	7/1/26	30,000	29,842
DISH DBS Corp., Senior Notes	5.125%	6/1/29	60,000	51,174
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	30,000	28,631	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	10,000	9,481	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	40,000	45,394
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	160,000	184,401
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	10,000	12,168
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	96,954
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	210,000	208,762	(a)

Total Media				3,306,398

Wireless Telecommunication Services - 0.8%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	200,000	179,539	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	3

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Wireless Telecommunication Services - (continued)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	60,000	$80,933
Sprint Corp., Senior Notes	7.625%	2/15/25	40,000	43,648
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	20,000	18,868
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	60,000	54,846
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	60,000	57,150
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	50,000	45,125
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	60,000	56,553
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	70,000	65,978	(a)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	430,000	433,286
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	20,000	20,150
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	270,000	271,421
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	50,000	45,419
T-Mobile USA Inc., Senior Secured Notes	2.700%	3/15/32	180,000	163,967	(a)
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	20,000	16,959
T-Mobile USA Inc., Senior Secured Notes	3.400%	10/15/52	160,000	136,651	(a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	200,000	188,799	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	100,000	104,773

Total Wireless Telecommunication Services				1,984,065

TOTAL COMMUNICATION SERVICES				9,077,801

CONSUMER DISCRETIONARY - 2.6%
Automobiles - 0.8%
Ford Motor Co., Senior Notes	3.250%	2/12/32	170,000	152,118
Ford Motor Co., Senior Notes	4.750%	1/15/43	30,000	27,302
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	200,000	203,610
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	340,000	303,321
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	420,000	396,182
General Motors Co., Senior Notes	5.400%	10/2/23	30,000	31,053
General Motors Co., Senior Notes	6.125%	10/1/25	60,000	64,468
General Motors Co., Senior Notes	6.600%	4/1/36	10,000	11,643
General Motors Financial Co. Inc., Senior Notes	3.100%	1/12/32	30,000	27,001
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	260,000	255,131	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	340,000	335,657	(a)

Total Automobiles				1,807,486

Diversified Consumer Services - 0.0%††
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	70,000	71,491	(a)

See Notes to Schedule of Investments.

4	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 0.9%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	30,000	$28,481	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	30,000	27,741	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	50,000	51,220	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	30,000	31,079	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	30,000	27,276	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	30,000	30,255
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	30,000	28,663
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	360,000	335,840
McDonald’s Corp., Senior Notes	3.300%	7/1/25	60,000	60,738
McDonald’s Corp., Senior Notes	1.450%	9/1/25	10,000	9,570
McDonald’s Corp., Senior Notes	3.700%	1/30/26	150,000	153,778
McDonald’s Corp., Senior Notes	3.500%	3/1/27	20,000	20,383
McDonald’s Corp., Senior Notes	3.500%	7/1/27	90,000	91,630
McDonald’s Corp., Senior Notes	3.600%	7/1/30	250,000	254,878
McDonald’s Corp., Senior Notes	3.625%	9/1/49	10,000	9,603
McDonald’s Corp., Senior Notes	4.200%	4/1/50	90,000	94,262
Sands China Ltd., Senior Notes	3.800%	1/8/26	200,000	190,250
Sands China Ltd., Senior Notes	2.550%	3/8/27	200,000	174,700	(a)
Sands China Ltd., Senior Notes	3.100%	3/8/29	200,000	171,000	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	80,000	74,571	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	200,000	174,126	(a)

Total Hotels, Restaurants & Leisure				2,040,044

Household Durables - 0.0%††
Newell Brands Inc., Senior Notes	4.100%	4/1/23	47,000	47,514
Newell Brands Inc., Senior Notes	4.450%	4/1/26	10,000	10,075

Total Household Durables				57,589

Internet & Direct Marketing Retail - 0.6%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	100,000	94,679
Amazon.com Inc., Senior Notes	1.200%	6/3/27	120,000	110,843
Amazon.com Inc., Senior Notes	3.150%	8/22/27	130,000	131,837
Amazon.com Inc., Senior Notes	1.500%	6/3/30	60,000	53,765
Amazon.com Inc., Senior Notes	2.100%	5/12/31	50,000	46,525
Amazon.com Inc., Senior Notes	3.875%	8/22/37	80,000	84,878

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	5

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Internet & Direct Marketing Retail - (continued)
Amazon.com Inc., Senior Notes	4.950%	12/5/44	50,000	$60,939
Amazon.com Inc., Senior Notes	4.050%	8/22/47	90,000	98,204
Amazon.com Inc., Senior Notes	2.500%	6/3/50	90,000	75,386
Amazon.com Inc., Senior Notes	3.100%	5/12/51	190,000	179,195
Amazon.com Inc., Senior Notes	4.250%	8/22/57	20,000	22,730
Prosus NV, Senior Notes	3.061%	7/13/31	600,000	499,280	(a)

Total Internet & Direct Marketing Retail				1,458,261

Multiline Retail - 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	10,000	10,076

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	60,000	58,997
Home Depot Inc., Senior Notes	3.900%	12/6/28	10,000	10,479
Home Depot Inc., Senior Notes	3.300%	4/15/40	70,000	67,665
Home Depot Inc., Senior Notes	3.900%	6/15/47	10,000	10,460
Home Depot Inc., Senior Notes	3.350%	4/15/50	180,000	170,353
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	40,000	42,853

Total Specialty Retail				360,807

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	10,000	10,167	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	50,000	50,375	(a)
NIKE Inc., Senior Notes	2.750%	3/27/27	70,000	69,735
NIKE Inc., Senior Notes	2.850%	3/27/30	80,000	79,085
NIKE Inc., Senior Notes	3.250%	3/27/40	40,000	39,035
NIKE Inc., Senior Notes	3.375%	3/27/50	110,000	109,637

Total Textiles, Apparel & Luxury Goods				358,034

TOTAL CONSUMER DISCRETIONARY				6,163,788

CONSUMER STAPLES - 1.6%
Beverages - 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	360,000	368,346
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	180,000	200,474
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	70,000	72,663
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	90,000	97,663
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	40,000	40,618

See Notes to Schedule of Investments.

6	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Beverages - (continued)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	100,000	$104,327
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	20,000	21,657
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	30,000	36,722
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	140,000	150,056
Coca-Cola Co., Senior Notes	3.375%	3/25/27	60,000	61,465
Coca-Cola Co., Senior Notes	1.450%	6/1/27	90,000	84,573
Coca-Cola Co., Senior Notes	2.600%	6/1/50	40,000	34,277
PepsiCo Inc., Senior Notes	0.750%	5/1/23	100,000	98,613
PepsiCo Inc., Senior Notes	2.250%	3/19/25	10,000	9,902
PepsiCo Inc., Senior Notes	2.625%	3/19/27	10,000	9,950
PepsiCo Inc., Senior Notes	1.625%	5/1/30	80,000	72,029
PepsiCo Inc., Senior Notes	2.875%	10/15/49	30,000	27,880

Total Beverages				1,491,215

Food & Staples Retailing - 0.1%
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	90,000	80,747
Walmart Inc., Senior Notes	1.500%	9/22/28	50,000	45,982
Walmart Inc., Senior Notes	1.800%	9/22/31	20,000	18,223

Total Food & Staples Retailing				144,952

Food Products - 0.3%
Danone SA, Senior Notes	2.589%	11/2/23	220,000	219,855	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	20,000	18,850
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	20,000	20,616
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	20,000	21,396
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	10,000	12,325
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	30,000	32,080
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	80,000	86,700
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	70,000	69,397
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	50,000	52,744
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	40,000	45,621
Mondelez International Inc., Senior Notes	1.500%	5/4/25	160,000	153,001

Total Food Products				732,585

Household Products - 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	20,000	20,035
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	50,000	50,341

Total Household Products				70,376

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	7

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	20,000	$19,440
Altria Group Inc., Senior Notes	4.400%	2/14/26	32,000	33,133
Altria Group Inc., Senior Notes	4.800%	2/14/29	13,000	13,650
Altria Group Inc., Senior Notes	2.450%	2/4/32	160,000	139,380
Altria Group Inc., Senior Notes	3.875%	9/16/46	40,000	34,007
Altria Group Inc., Senior Notes	5.950%	2/14/49	240,000	260,830
BAT Capital Corp., Senior Notes	3.557%	8/15/27	150,000	146,245
BAT Capital Corp., Senior Notes	4.540%	8/15/47	170,000	152,158
Cargill Inc., Senior Notes	1.375%	7/23/23	80,000	79,040	(a)
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	90,000	90,442
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	140,000	140,639
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	60,000	59,325
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	40,000	36,039
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	10,059
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	82,589

Total Tobacco				1,296,976

TOTAL CONSUMER STAPLES				3,736,104

ENERGY - 5.3%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	2,000	2,045
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	21,544
Halliburton Co., Senior Notes	5.000%	11/15/45	10,000	10,883

Total Energy Equipment & Services				34,472

Oil, Gas & Consumable Fuels - 5.3%
Apache Corp., Senior Notes	7.750%	12/15/29	40,000	47,116
Apache Corp., Senior Notes	5.100%	9/1/40	160,000	161,518
Apache Corp., Senior Notes	5.250%	2/1/42	10,000	9,996
Apache Corp., Senior Notes	4.750%	4/15/43	10,000	9,472
Apache Corp., Senior Notes	4.250%	1/15/44	90,000	78,958
Apache Corp., Senior Notes	5.350%	7/1/49	40,000	38,573
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	20,000	20,355
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	130,000	131,565

See Notes to Schedule of Investments.

8	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	60,000	$61,171
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	170,000	147,494
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	40,000	40,662
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	110,000	112,177
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	20,000	19,130	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	290,000	273,282	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	50,000	50,231
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	20,000	19,419
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	120,000	109,307	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	90,000	86,894
Chevron Corp., Senior Notes	2.954%	5/16/26	30,000	30,149
Chevron Corp., Senior Notes	1.995%	5/11/27	40,000	38,435
Chevron Corp., Senior Notes	3.078%	5/11/50	10,000	9,470
Chevron USA Inc., Senior Notes	3.850%	1/15/28	40,000	41,721
Chevron USA Inc., Senior Notes	3.250%	10/15/29	10,000	10,170
Continental Resources Inc., Senior Notes	4.500%	4/15/23	10,000	10,136
Continental Resources Inc., Senior Notes	3.800%	6/1/24	40,000	40,193
Continental Resources Inc., Senior Notes	2.268%	11/15/26	50,000	46,750	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	120,000	121,838
Continental Resources Inc., Senior Notes	5.750%	1/15/31	70,000	76,672	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	50,000	49,574
Coterra Energy Inc., Senior Notes	4.375%	6/1/24	10,000	10,208	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	190,000	191,722	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	110,000	114,763	(a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	20,000	23,088	(a)
Devon Energy Corp., Senior Notes	8.250%	8/1/23	70,000	74,187
Devon Energy Corp., Senior Notes	5.850%	12/15/25	100,000	108,317
Devon Energy Corp., Senior Notes	4.500%	1/15/30	40,000	41,316
Devon Energy Corp., Senior Notes	5.600%	7/15/41	230,000	266,300
Devon Energy Corp., Senior Notes	4.750%	5/15/42	30,000	31,812
Devon Energy Corp., Senior Notes	5.000%	6/15/45	140,000	152,994
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	30,000	30,001
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	70,000	69,420
Ecopetrol SA, Senior Notes	5.875%	5/28/45	390,000	342,408
Energy Transfer LP, Junior Subordinated Notes (6.250% to 2/15/23 then 3 mo. USD LIBOR + 4.028%)	6.250%	2/15/23	40,000	34,350	(b)(c)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	9

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	50,000	$49,265	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	100,000	97,625	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	60,000	58,650	(b)(c)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	70,000	68,544
Energy Transfer LP, Senior Notes	4.950%	6/15/28	40,000	42,068
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	32,064
Energy Transfer LP, Senior Notes	3.750%	5/15/30	230,000	226,593
Energy Transfer LP, Senior Notes	5.300%	4/1/44	10,000	10,322
Energy Transfer LP, Senior Notes	5.400%	10/1/47	10,000	10,508
Energy Transfer LP, Senior Notes	6.250%	4/15/49	270,000	311,012
Energy Transfer LP, Senior Notes	5.000%	5/15/50	20,000	20,317
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	210,000	218,826
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	30,000	29,493
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	210,000	202,125
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	20,000	26,607
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	10,000	10,632
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	10,000	10,709
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	40,000	39,828
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	40,000	36,723
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	40,000	37,326
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	30,000	27,900	(c)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	30,000	31,092
EOG Resources Inc., Senior Notes	4.375%	4/15/30	20,000	21,684

See Notes to Schedule of Investments.

10	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	90,000	$92,653
EOG Resources Inc., Senior Notes	4.950%	4/15/50	120,000	147,517
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	10,000	10,057
EQT Corp., Senior Notes	6.625%	2/1/25	10,000	10,575
EQT Corp., Senior Notes	3.900%	10/1/27	130,000	129,815
EQT Corp., Senior Notes	5.000%	1/15/29	30,000	31,007
EQT Corp., Senior Notes	3.625%	5/15/31	70,000	66,955	(a)
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	10,000	9,973
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	220,000	221,129
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	40,000	40,404
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	80,000	82,214
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	40,000	43,172
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	10,000	11,201
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	190,000	185,137
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	192,739	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	20,000	20,195
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	10,000	10,247
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	10,000	10,909
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	60,000	61,690
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	40,000	41,529
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	60,000	77,470
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	130,000	145,763
MEG Energy Corp., Senior Notes	5.875%	2/1/29	20,000	20,313	(a)
MPLX LP, Senior Notes	4.800%	2/15/29	10,000	10,658
MPLX LP, Senior Notes	2.650%	8/15/30	110,000	100,954
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	122,904
MPLX LP, Senior Notes	4.700%	4/15/48	140,000	141,467
MPLX LP, Senior Notes	5.500%	2/15/49	80,000	88,868
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	100,000	107,546
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	10,000	10,612
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	90,000	89,586
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	50,000	48,979
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	10,000	9,867
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	70,000	87,469
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	140,000	164,724

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	11

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	$77,845
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	70,000	68,051
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	30,000	35,313
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	30,000	28,557
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	70,000	64,890
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	50,000	46,840
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	1,114,000	1,165,183
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	240,000	266,582
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	30,000	29,855
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	100,000	93,967
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	150,000	157,108
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	20,000	18,573
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	90,000	81,223
Qatar Energy, Senior Notes	2.250%	7/12/31	210,000	193,720	(a)
Qatar Energy, Senior Notes	3.300%	7/12/51	200,000	184,151	(a)
Range Resources Corp., Senior Notes	5.000%	3/15/23	113,000	113,961
Range Resources Corp., Senior Notes	4.875%	5/15/25	40,000	40,555
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	260,000	231,219	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	110,000	115,182
Shell International Finance BV, Senior Notes	2.875%	5/10/26	140,000	140,432
Shell International Finance BV, Senior Notes	2.750%	4/6/30	80,000	77,697
Shell International Finance BV, Senior Notes	4.550%	8/12/43	10,000	11,155
Shell International Finance BV, Senior Notes	4.375%	5/11/45	160,000	173,312
Shell International Finance BV, Senior Notes	4.000%	5/10/46	40,000	41,885
Shell International Finance BV, Senior Notes	3.250%	4/6/50	80,000	75,393
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	50,000	63,555
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	20,000	20,353
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	50,000	50,007
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	10,000	9,719	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	20,000	20,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	20,000	20,796

See Notes to Schedule of Investments.

12	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	50,000	$50,568
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	10,000	9,636
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	110,000	103,338	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	60,000	57,474	(a)
Western Midstream Operating LP, Senior Notes	3.600%	2/1/25	70,000	69,636
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	20,000	20,438
Western Midstream Operating LP, Senior Notes	4.550%	2/1/30	230,000	229,274
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	10,000	9,919
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	50,000	49,465
Western Midstream Operating LP, Senior Notes	5.750%	2/1/50	50,000	48,843
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	1.844%	1/13/23	30,000	29,703	(c)
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	50,000	50,333
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	70,000	70,885
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	40,000	39,613
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	30,000	37,344
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	160,000	201,028
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	40,000	42,805

Total Oil, Gas & Consumable Fuels				12,487,206

TOTAL ENERGY				12,521,678

FINANCIALS - 10.5%
Banks - 7.2%
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	202,718
Banco Santander SA, Senior Notes	2.746%	5/28/25	400,000	390,221
Bank of America Corp., Senior Notes	3.300%	1/11/23	90,000	91,032
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	152,003
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	173,212

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	13

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	240,000	$218,455	(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	290,000	268,041	(c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	100,000	93,807	(c)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	323,000	323,938	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	861,000	852,941	(c)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	190,000	191,175	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	130,000	130,401	(c)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	50,000	50,825	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	110,000	111,900	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	180,000	187,137	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	160,000	172,354	(c)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	130,000	132,476
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	40,000	41,408
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	210,000	216,398
Bank of Montreal, Senior Notes	1.850%	5/1/25	160,000	153,885
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	30,000	29,688	(c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	80,000	75,456
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	200,000	200,112
BNP Paribas SA, Senior Notes	4.400%	8/14/28	200,000	203,772	(a)

See Notes to Schedule of Investments.

14	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	200,000	$190,341	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	360,000	367,739	(a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	204,785	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	80,000	78,537
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	20,000	20,155	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	56,192
Citigroup Inc., Senior Notes	4.650%	7/30/45	145,000	159,823
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	90,000	89,311	(c)
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	660,000	593,403	(c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	530,000	486,492	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	70,000	69,455	(c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	180,000	178,643	(c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	110,000	114,404	(c)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	20,000	20,218
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	10,000	10,298
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	80,000	82,399
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	660,000	681,884
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000	172,912
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	13,000	14,844
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	70,000	75,215
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	250,000	254,281
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	250,000	236,270	(a)(c)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	197,182	(a)(c)
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	220,000	222,347
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	230,000	218,908	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	15

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	250,000	$250,513	(c)
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	200,000	205,758	(c)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	200,000	200,327	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	200,000	200,500	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	470,000	474,061	(a)
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	240,000	236,820	(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	250,000	241,435	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	80,000	74,255	(c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	260,000	237,931	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	190,000	172,301	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	40,000	35,590	(c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	300,000	298,931	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	220,000	223,616	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	140,000	144,950	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	60,000	62,618	(c)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	60,000	61,326
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	50,000	51,697
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	30,000	34,073
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	200,000	195,601	(c)

See Notes to Schedule of Investments.

16	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
NatWest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	$203,077	(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	100,000	104,213
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	140,000	139,374
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	80,000	75,588
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	70,000	71,622
Swedbank AB, Senior Notes	1.300%	6/2/23	200,000	197,322	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	150,000	147,332
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	80,000	75,588
US Bancorp, Senior Notes	1.450%	5/12/25	180,000	172,245
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	60,000	61,118
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	190,000	187,559
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	210,000	218,062
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	150,000	144,797	(c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	50,000	48,647	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	260,000	275,659	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	970,000	1,156,311	(c)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	50,000	51,312
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	60,000	62,379
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	220,000	234,844
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	300,000	332,379
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	40,000	41,642
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	170,000	185,519

Total Banks				17,048,285

Capital Markets - 2.3%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	50,000	48,235
Credit Suisse AG, Senior Notes	2.950%	4/9/25	250,000	247,445
Credit Suisse Group AG, Senior Notes	4.550%	4/17/26	250,000	254,571
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	247,057	(a)(c)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	100,000	100,930
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	40,000	40,751
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	190,000	191,710
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	100,000	100,807
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	100,000	100,505

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	$129,539
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,000	22,430
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	970,000	879,069	(c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	30,000	25,929	(c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	40,000	39,994	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	150,000	150,348	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	160,000	161,389	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	260,000	266,468	(c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	20,000	18,169	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	100,000	102,544
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	190,000	240,090
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	140,000	157,037
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	330,000	319,102	(c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	270,000	244,013	(c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	270,000	268,943	(c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	230,000	231,998	(c)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	60,000	51,541	(c)
UBS AG, Senior Notes	4.500%	6/26/48	200,000	222,205	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	350,000	365,402	(a)(b)(c)
UBS Group AG, Senior Notes	4.253%	3/23/28	300,000	306,392	(a)

Total Capital Markets				5,534,613

See Notes to Schedule of Investments.

18	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	750,000	$694,769
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	580,000	523,779
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	30,000	30,373
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	7,000	7,046	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	10,000	10,076	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	50,000	51,211	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	150,000	138,491	(a)
Vanguard Group Inc.	3.050%	8/22/50	120,000	103,081	(d)(e)

Total Diversified Financial Services				1,558,826

Insurance - 0.3%
American International Group Inc., Senior Notes	2.500%	6/30/25	40,000	39,155
American International Group Inc., Senior Notes	3.750%	7/10/25	130,000	132,237
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	150,000	165,015
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	30,000	28,258	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	60,000	56,083	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	30,000	28,165	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000	10,520	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	230,000	254,480	(a)

Total Insurance				713,913

TOTAL FINANCIALS				24,855,637

HEALTH CARE - 3.3%
Biotechnology - 0.7%
AbbVie Inc., Senior Notes	2.300%	11/21/22	300,000	301,109
AbbVie Inc., Senior Notes	3.750%	11/14/23	20,000	20,393
AbbVie Inc., Senior Notes	2.600%	11/21/24	350,000	347,902
AbbVie Inc., Senior Notes	3.800%	3/15/25	170,000	173,328
AbbVie Inc., Senior Notes	3.600%	5/14/25	90,000	91,267
AbbVie Inc., Senior Notes	2.950%	11/21/26	70,000	69,448
AbbVie Inc., Senior Notes	3.200%	11/21/29	220,000	217,620

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Biotechnology - (continued)
AbbVie Inc., Senior Notes	4.875%	11/14/48	10,000	$11,346
AbbVie Inc., Senior Notes	4.250%	11/21/49	100,000	104,152
Amgen Inc., Senior Notes	4.663%	6/15/51	29,000	32,051
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	50,000	50,708
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	50,000	50,897
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	55,632
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/29	260,000	257,540	(a)

Total Biotechnology				1,783,393

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	86,000	89,342
Abbott Laboratories, Senior Notes	4.750%	11/30/36	80,000	93,170
Abbott Laboratories, Senior Notes	4.900%	11/30/46	40,000	48,855
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	68,000	68,612
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	9,000	9,154
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	8,000	8,622
Danaher Corp., Senior Notes	2.800%	12/10/51	100,000	85,228
Medtronic Inc., Senior Notes	3.500%	3/15/25	50,000	51,062
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	200,000	173,635	(a)

Total Health Care Equipment & Supplies				627,680

Health Care Providers & Services - 1.4%
Aetna Inc., Senior Notes	2.800%	6/15/23	30,000	30,128
Anthem Inc., Senior Notes	2.950%	12/1/22	90,000	90,650
Anthem Inc., Senior Notes	3.350%	12/1/24	50,000	50,419
Anthem Inc., Senior Notes	3.650%	12/1/27	90,000	91,974
Centene Corp., Senior Notes	4.250%	12/15/27	50,000	50,239
Centene Corp., Senior Notes	4.625%	12/15/29	80,000	80,787
Centene Corp., Senior Notes	3.375%	2/15/30	10,000	9,427
Centene Corp., Senior Notes	3.000%	10/15/30	10,000	9,200
Cigna Corp., Senior Notes	3.750%	7/15/23	69,000	70,027
Cigna Corp., Senior Notes	4.125%	11/15/25	70,000	72,207
Cigna Corp., Senior Notes	4.375%	10/15/28	180,000	189,623
Cigna Corp., Senior Notes	4.900%	12/15/48	20,000	22,508
CVS Health Corp., Senior Notes	2.750%	12/1/22	60,000	60,305
CVS Health Corp., Senior Notes	3.875%	7/20/25	160,000	163,384
CVS Health Corp., Senior Notes	3.625%	4/1/27	30,000	30,546
CVS Health Corp., Senior Notes	4.300%	3/25/28	136,000	142,502
CVS Health Corp., Senior Notes	3.750%	4/1/30	90,000	91,697
CVS Health Corp., Senior Notes	1.875%	2/28/31	20,000	17,633

See Notes to Schedule of Investments.

20	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
CVS Health Corp., Senior Notes	2.125%	9/15/31	80,000	$71,597
CVS Health Corp., Senior Notes	4.125%	4/1/40	20,000	20,399
CVS Health Corp., Senior Notes	5.125%	7/20/45	150,000	169,815
CVS Health Corp., Senior Notes	5.050%	3/25/48	320,000	363,348
HCA Inc., Senior Notes	5.375%	2/1/25	20,000	20,835
HCA Inc., Senior Notes	5.375%	9/1/26	60,000	63,060
HCA Inc., Senior Notes	5.625%	9/1/28	100,000	108,273
HCA Inc., Senior Notes	3.500%	9/1/30	90,000	87,105
HCA Inc., Senior Secured Notes	5.250%	4/15/25	30,000	31,607
HCA Inc., Senior Secured Notes	5.250%	6/15/26	30,000	31,695
HCA Inc., Senior Secured Notes	4.500%	2/15/27	40,000	41,372
HCA Inc., Senior Secured Notes	5.500%	6/15/47	30,000	33,983
Humana Inc., Senior Notes	4.500%	4/1/25	20,000	20,733
Humana Inc., Senior Notes	3.950%	3/15/27	320,000	325,549
Humana Inc., Senior Notes	2.150%	2/3/32	30,000	26,337
Tenet Healthcare Corp., Senior Secured Notes	4.375%	1/15/30	10,000	9,612	(a)
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	10,000	10,050
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	30,000	30,402
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	40,000	41,172
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	20,000	18,828
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	40,000	41,988
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	30,000	27,649
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	20,000	18,811
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	20,000	21,969
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	22,629
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	100,000	101,928
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	30,000	26,718
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	110,000	103,674
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	50,000	51,777
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	10,000	8,941

Total Health Care Providers & Services				3,225,112

Pharmaceuticals - 0.9%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	90,000	73,944	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	20,000	17,096	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	10,000	9,924	(a)
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	110,000	110,110
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	71,000	71,564

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	21

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	105,000	$106,721
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	28,000	28,531
Johnson & Johnson, Senior Notes	0.550%	9/1/25	50,000	46,670
Johnson & Johnson, Senior Notes	0.950%	9/1/27	110,000	100,769
Johnson & Johnson, Senior Notes	2.100%	9/1/40	100,000	84,638
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	50,000	44,458
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	120,000	104,774
Pfizer Inc., Senior Notes	0.800%	5/28/25	120,000	113,611
Pfizer Inc., Senior Notes	2.625%	4/1/30	90,000	87,485
Pfizer Inc., Senior Notes	1.700%	5/28/30	70,000	63,507
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	100,000	99,537
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	150,000	148,140
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	340,000	308,448
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	460,000	442,796
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	12,756

Total Pharmaceuticals				2,075,479

TOTAL HEALTH CARE				7,711,664

INDUSTRIALS - 2.7%
Aerospace & Defense - 1.2%
Boeing Co., Senior Notes	4.875%	5/1/25	270,000	278,808
Boeing Co., Senior Notes	2.196%	2/4/26	110,000	104,119
Boeing Co., Senior Notes	3.100%	5/1/26	20,000	19,677
Boeing Co., Senior Notes	2.700%	2/1/27	40,000	38,428
Boeing Co., Senior Notes	2.800%	3/1/27	50,000	47,916
Boeing Co., Senior Notes	3.200%	3/1/29	130,000	124,035
Boeing Co., Senior Notes	5.150%	5/1/30	230,000	245,639
Boeing Co., Senior Notes	3.250%	2/1/35	140,000	125,268
Boeing Co., Senior Notes	3.550%	3/1/38	20,000	17,620
Boeing Co., Senior Notes	5.705%	5/1/40	190,000	212,867
Boeing Co., Senior Notes	3.750%	2/1/50	80,000	71,485
Boeing Co., Senior Notes	5.805%	5/1/50	240,000	277,983
Boeing Co., Senior Notes	5.930%	5/1/60	40,000	46,334
General Dynamics Corp., Senior Notes	3.250%	4/1/25	20,000	20,229
General Dynamics Corp., Senior Notes	3.500%	5/15/25	20,000	20,370
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	10,949

See Notes to Schedule of Investments.

22	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
General Dynamics Corp., Senior Notes	4.250%	4/1/50	30,000	$33,856
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	10,000	11,343
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	10,000	10,089
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	60,000	61,490
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	33,180
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	150,000	150,466
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	180,000	180,336
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	130,000	162,654
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	40,000	40,213
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	80,000	82,585
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	70,000	73,273
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	70,000	64,929
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	180,000	199,204

Total Aerospace & Defense				2,765,345

Airlines - 0.6%
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	30,000	30,219
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	60,000	58,746
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	100,000	108,710
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	540,000	578,844	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	90,000	90,594	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	80,000	80,752	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	90,000	93,938	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	60,000	64,004	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	60,000	59,100	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	80,000	76,178	(a)
United Airlines Pass-Through Trust	4.750%	4/11/22	37,054	37,081
United Airlines Pass-Through Trust	4.625%	9/3/22	27,976	28,137

Total Airlines				1,306,303

Building Products - 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	10,000	9,329	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	10,000	9,184

Total Building Products				18,513

Commercial Services & Supplies - 0.2%
ADT Security Corp., Senior Secured Notes	4.125%	8/1/29	10,000	9,300	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	23

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	10,000	$10,132	(a)
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	180,000	180,000
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	160,000	164,010
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	50,000	49,747	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	80,000	79,216

Total Commercial Services & Supplies				492,405

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	220,000	221,265
Eaton Corp., Senior Notes	4.150%	11/2/42	20,000	20,863
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	30,000	27,414	(a)

Total Electrical Equipment				269,542

Industrial Conglomerates - 0.1%
3M Co., Senior Notes	2.375%	8/26/29	80,000	76,171
3M Co., Senior Notes	3.050%	4/15/30	20,000	19,910
3M Co., Senior Notes	3.700%	4/15/50	100,000	101,384
General Electric Co., Senior Notes	6.750%	3/15/32	33,000	41,660
Honeywell International Inc., Senior Notes	1.350%	6/1/25	60,000	57,860

Total Industrial Conglomerates				296,985

Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	10,000	10,028
Deere & Co., Senior Notes	3.750%	4/15/50	100,000	106,209
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	40,000	38,983

Total Machinery				155,220

Road & Rail - 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	70,000	62,167
Canadian Pacific Railway Co., Senior Notes	3.000%	12/2/41	40,000	36,068
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	120,000	106,405
Union Pacific Corp., Senior Notes	3.750%	7/15/25	70,000	71,791
Union Pacific Corp., Senior Notes	2.891%	4/6/36	190,000	177,921
Union Pacific Corp., Senior Notes	3.839%	3/20/60	180,000	181,596
Union Pacific Corp., Senior Notes	3.750%	2/5/70	40,000	39,165
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	20,000	20,696	(a)

Total Road & Rail				695,809

Trading Companies & Distributors - 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	50,000	49,337
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	20,000	18,775	(a)

See Notes to Schedule of Investments.

24	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - (continued)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	20,000	$19,837
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	20,000	20,338
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	103,308
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	90,000	84,967
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	60,000	56,056

Total Trading Companies & Distributors				352,618

TOTAL INDUSTRIALS				6,352,740

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.0%††
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	40,000	40,512	(a)

IT Services - 0.3%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	200,000	201,420
Mastercard Inc., Senior Notes	3.850%	3/26/50	20,000	21,230
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	80,000	79,797
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	70,000	67,380
Visa Inc., Senior Notes	3.150%	12/14/25	150,000	151,834
Visa Inc., Senior Notes	4.300%	12/14/45	130,000	146,313

Total IT Services				667,974

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc., Senior Notes	3.137%	11/15/35	370,000	326,742	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	40,000	40,996
Intel Corp., Senior Notes	1.600%	8/12/28	70,000	63,941
Intel Corp., Senior Notes	4.750%	3/25/50	70,000	81,892
Intel Corp., Senior Notes	3.050%	8/12/51	30,000	26,808
NVIDIA Corp., Senior Notes	2.850%	4/1/30	140,000	137,915
NVIDIA Corp., Senior Notes	3.500%	4/1/40	110,000	111,057
NVIDIA Corp., Senior Notes	3.500%	4/1/50	300,000	304,136
NVIDIA Corp., Senior Notes	3.700%	4/1/60	70,000	71,243
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	50,000	48,516	(a)
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	50,000	45,559

Total Semiconductors & Semiconductor Equipment				1,258,805

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	25

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - 0.7%
Microsoft Corp., Senior Notes	2.875%	2/6/24	200,000	$202,621
Microsoft Corp., Senior Notes	2.700%	2/12/25	70,000	70,497
Microsoft Corp., Senior Notes	2.400%	8/8/26	170,000	168,754
Microsoft Corp., Senior Notes	3.300%	2/6/27	220,000	225,917
Microsoft Corp., Senior Notes	3.450%	8/8/36	5,000	5,212
Microsoft Corp., Senior Notes	2.525%	6/1/50	110,000	95,301
Microsoft Corp., Senior Notes	2.921%	3/17/52	5,000	4,706
Microsoft Corp., Senior Notes	2.675%	6/1/60	8,000	6,925
Microsoft Corp., Senior Notes	3.041%	3/17/62	42,000	39,369
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	10,000	9,502	(a)
Oracle Corp., Senior Notes	1.650%	3/25/26	210,000	196,100
Oracle Corp., Senior Notes	2.950%	4/1/30	10,000	9,238
Oracle Corp., Senior Notes	2.875%	3/25/31	240,000	219,201
salesforce.com Inc., Senior Notes	3.250%	4/11/23	50,000	50,648
salesforce.com Inc., Senior Notes	3.700%	4/11/28	30,000	31,038
Workday Inc., Senior Notes	3.500%	4/1/27	40,000	40,017	(f)
Workday Inc., Senior Notes	3.700%	4/1/29	60,000	60,188	(f)
Workday Inc., Senior Notes	3.800%	4/1/32	70,000	69,953	(f)

Total Software				1,505,187

Technology Hardware, Storage & Peripherals - 0.1%
Apple Inc., Senior Notes	1.125%	5/11/25	200,000	191,114
Apple Inc., Senior Notes	2.450%	8/4/26	100,000	98,885

Total Technology Hardware, Storage & Peripherals				289,999

TOTAL INFORMATION TECHNOLOGY				3,762,477

MATERIALS - 1.3%
Chemicals - 0.2%
OCP SA, Senior Notes	3.750%	6/23/31	200,000	181,976	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	300,000	266,098	(a)

Total Chemicals				448,074

Containers & Packaging - 0.0%††
Ball Corp., Senior Notes	3.125%	9/15/31	80,000	71,672

Metals & Mining - 1.0%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	300,000	299,859	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	190,000	231,674
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	170,000	202,415
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	220,000	230,681	(a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	10,000	10,316

See Notes to Schedule of Investments.

26	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	30,000	$30,710
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	140,000	157,052
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	20,000	20,081	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	60,000	61,066	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	140,000	141,987	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	130,000	133,192	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	80,000	80,367	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	70,000	69,888	(a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	10,000	10,315	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	510,025
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	10,000	11,512
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	149,000	180,017

Total Metals & Mining				2,381,157

Paper & Forest Products - 0.1%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	200,000	188,644
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	100,000	88,759

Total Paper & Forest Products				277,403

TOTAL MATERIALS				3,178,306

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	20,000	18,880	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	20,000	20,360
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	10,000	9,919
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.500%	3/15/31	90,000	83,738

TOTAL REAL ESTATE				132,897

UTILITIES - 0.5%
Electric Utilities - 0.5%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	80,000	74,004	(a)
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	97,000	119,802
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	110,000	130,201
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	30,000	28,021
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	200,000	201,613

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	27

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	240,000	$296,448
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	150,000	156,829
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	130,000	129,866
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	40,000	36,009
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	50,000	43,199

Total Electric Utilities				1,215,992

Multi-Utilities - 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	40,000	39,919
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	20,000	20,654

Total Multi-Utilities				60,573

TOTAL UTILITIES				1,276,565

TOTAL CORPORATE BONDS & NOTES (Cost - $80,412,452)				78,769,657

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 25.5%
U.S. Government Obligations - 25.5%
U.S. Treasury Bonds	1.125%	8/15/40	2,100,000	1,647,926
U.S. Treasury Bonds	1.375%	11/15/40	240,000	196,388
U.S. Treasury Bonds	1.875%	2/15/41	690,000	614,922
U.S. Treasury Bonds	2.250%	5/15/41	730,000	689,736
U.S. Treasury Bonds	1.750%	8/15/41	1,240,000	1,075,506
U.S. Treasury Bonds	2.000%	11/15/41	2,120,000	1,918,931
U.S. Treasury Bonds	2.375%	2/15/42	30,000	28,945
U.S. Treasury Bonds	2.000%	2/15/50	880,000	793,753
U.S. Treasury Bonds	1.250%	5/15/50	3,600,000	2,689,594
U.S. Treasury Bonds	1.375%	8/15/50	5,400,000	4,162,219
U.S. Treasury Bonds	1.625%	11/15/50	2,590,000	2,125,621
U.S. Treasury Bonds	1.875%	2/15/51	3,750,000	3,281,396
U.S. Treasury Bonds	2.375%	5/15/51	500,000	490,557
U.S. Treasury Bonds	2.000%	8/15/51	1,480,000	1,335,700
U.S. Treasury Bonds	1.875%	11/15/51	1,081,000	948,578
U.S. Treasury Bonds	2.250%	2/15/52	1,953,000	1,873,659
U.S. Treasury Notes	0.250%	11/15/23	10,000	9,692
U.S. Treasury Notes	0.250%	5/31/25	400,000	372,359
U.S. Treasury Notes	0.250%	6/30/25	390,000	362,388
U.S. Treasury Notes	0.250%	9/30/25	40,000	36,957

See Notes to Schedule of Investments.

28	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	0.250%	10/31/25	50,000	$46,108
U.S. Treasury Notes	0.375%	1/31/26	1,530,000	1,409,961
U.S. Treasury Notes	0.750%	3/31/26	310,000	289,142
U.S. Treasury Notes	0.750%	4/30/26	1,030,000	959,529
U.S. Treasury Notes	0.750%	5/31/26	1,900,000	1,767,482
U.S. Treasury Notes	1.125%	10/31/26	1,650,000	1,552,257
U.S. Treasury Notes	1.250%	11/30/26	1,600,000	1,514,031
U.S. Treasury Notes	1.250%	12/31/26	20,000	18,899
U.S. Treasury Notes	0.750%	1/31/28	3,590,000	3,257,224
U.S. Treasury Notes	1.250%	3/31/28	1,540,000	1,436,742
U.S. Treasury Notes	1.250%	4/30/28	8,070,000	7,519,286
U.S. Treasury Notes	1.250%	5/31/28	1,910,000	1,778,538
U.S. Treasury Notes	1.250%	6/30/28	1,180,000	1,097,907
U.S. Treasury Notes	1.000%	7/31/28	1,690,000	1,546,647
U.S. Treasury Notes	1.125%	8/31/28	3,370,000	3,105,534
U.S. Treasury Notes	1.250%	9/30/28	1,970,000	1,828,483
U.S. Treasury Notes	1.375%	10/31/28	3,050,000	2,851,869
U.S. Treasury Notes	1.625%	5/15/31	1,740,000	1,638,659
U.S. Treasury Notes	1.250%	8/15/31	960,000	872,925
U.S. Treasury Notes	1.375%	11/15/31	10,000	9,178
U.S. Treasury Notes	1.875%	2/15/32	650,000	624,305
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	950,000	493,928

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $66,604,081)				60,273,461

MORTGAGE-BACKED SECURITIES - 17.0%
FHLMC - 4.7%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/32-1/1/52	349,924	347,394
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-5/1/50	603,070	612,889
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	6/1/38	773,105	822,935
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	6/1/41-11/1/48	138,505	148,027
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-1/1/52	2,230,298	2,081,935
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	10/1/41-11/1/41	174,697	158,421
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	11/1/50- 2/1/52	1,485,679	1,424,052

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	29

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/51-1/1/52	987,431	$948,071	(f)
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/51	98,794	97,301	(f)
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	11/1/51	98,210	91,492	(f)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.619%)	2.872%	11/1/47	150,063	151,272	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.623%)	3.089%	2/1/50	151,076	151,949	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.628%)	3.012%	11/1/48	298,204	299,666	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/43	1,738,393	1,831,064
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/45	325,019	332,489
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-5/1/47	1,700,246	1,691,225

Total FHLMC				11,190,182

FNMA - 10.2%
Federal National Mortgage Association (FNMA)	3.450%	3/1/29	19,394	20,083
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	57,765	58,882
Federal National Mortgage Association (FNMA)	3.250%	5/1/29	19,744	20,230
Federal National Mortgage Association (FNMA)	3.468%	3/1/30	39,414	40,704
Federal National Mortgage Association (FNMA)	2.260%	4/1/30	96,148	92,801
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	38,678	38,795
Federal National Mortgage Association (FNMA)	2.150%	2/1/32	80,000	74,957	(c)
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-9/1/50	2,019,364	2,052,208
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-1/1/52	2,952,208	2,938,155
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-3/1/52	4,493,515	4,311,454

See Notes to Schedule of Investments.

30	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	4.000%	10/1/40-6/1/57	1,038,505	$1,086,933
Federal National Mortgage Association (FNMA)	6.000%	7/1/41	37,083	41,443
Federal National Mortgage Association (FNMA)	2.000%	10/1/41-2/1/52	2,802,283	2,611,947
Federal National Mortgage Association (FNMA)	4.500%	6/1/47-1/1/59	787,974	835,258
Federal National Mortgage Association (FNMA)	5.000%	11/1/48	122,741	129,699
Federal National Mortgage Association (FNMA)	2.500%	3/1/51-1/1/52	677,989	650,178	(f)
Federal National Mortgage Association (FNMA)	2.000%	4/1/51-3/1/52	1,901,685	1,770,512	(f)
Federal National Mortgage Association (FNMA)	3.000%	8/1/51-3/1/52	978,258	968,194	(f)
Federal National Mortgage Association (FNMA)	2.500%	4/1/52-5/1/52	2,200,000	2,098,120	(g)
Federal National Mortgage Association (FNMA)	3.000%	4/1/52	1,300,000	1,271,766	(g)
Federal National Mortgage Association (FNMA)	3.500%	5/1/52-6/1/52	2,900,000	2,890,045	(g)

Total FNMA				24,002,364

GNMA - 2.1%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-10/15/42	109,552	109,095
Government National Mortgage Association (GNMA)	3.500%	5/15/50	57,104	58,308
Government National Mortgage Association (GNMA) II	4.000%	10/20/45-11/20/49	840,435	863,227
Government National Mortgage Association (GNMA) II	3.500%	1/20/46- 10/20/47	856,626	870,204
Government National Mortgage Association (GNMA) II	3.000%	11/20/46- 9/20/51	355,641	352,402
Government National Mortgage Association (GNMA) II	4.500%	8/20/47- 4/20/49	623,347	649,723
Government National Mortgage Association (GNMA) II	3.000%	5/1/52- 6/1/52	1,400,000	1,378,461	(g)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	3.500%	5/1/52-6/1/52	600,000	$600,203	(g)
Government National Mortgage Association (GNMA) II	4.000%	6/1/52	100,000	101,270	(g)

Total GNMA				4,982,893

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $41,414,780)				40,175,439

COLLATERALIZED MORTGAGE OBLIGATIONS(h) - 7.8%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. USD LIBOR + 2.827%)	3.134%	9/15/34	410,000	401,103	(a)(c)
BANK, 2017-BNK5 A5	3.390%	6/15/60	640,000	641,542
BANK, 2017-BNK7 A5	3.435%	9/15/60	190,000	190,911
BANK, 2017-BNK7 XA, IO	0.761%	9/15/60	3,144,678	94,670	(c)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	360,000	355,118	(a)(c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	500,000	477,283	(c)
Benchmark Mortgage Trust, 2022-B32 XA, IO	0.460%	1/15/55	4,119,699	117,540	(c)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	72,556	70,993	(a)(c)
BX Commercial Mortgage Trust, 2018-IND G (1 mo. USD LIBOR + 2.050%)	2.447%	11/15/35	238,000	236,535	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-2A B1	0.604%	5/25/35	146,326	127,923	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A1 (1 mo. USD LIBOR + 0.250%)	0.707%	8/25/35	315,817	309,139	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	0.757%	8/25/35	344,602	338,544	(a)(c)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	100,924	95,317	(a)(c)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	1.297%	11/15/37	589,794	583,507	(a)(c)
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.434%	6/15/50	500,000	462,761	(c)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	640,000	479,070	(a)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	5.747%	7/15/32	714,000	635,995	(a)(c)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	317,725	312,697	(a)(c)
CSMC Trust, 2019-AFC1 A1, Step bond (2.573% to 8/25/23 then 3.573%)	2.573%	7/25/49	133,047	130,156	(a)

See Notes to Schedule of Investments.

32	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
CSMC Trust, 2019-RIO A (1 mo. USD LIBOR + 3.024%, 4.024% floor)	4.024%	12/15/22	480,000	$479,345	(a)(c)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.991%	7/25/47	175,016	177,848	(a)(c)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	76,775	74,066	(a)(c)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	89,359	85,779	(a)(c)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	128,743	122,520	(a)(c)
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	83,597	79,389	(a)(c)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	101,395	96,477	(a)(c)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	95,125	89,370	(a)(c)
Ellington Financial Mortgage Trust, 2022-1 A2	3.001%	1/25/67	120,000	111,293	(a)(c)
ELP Commercial Mortgage Trust, 2021-ELP A (1 mo. USD LIBOR + 0.701%)	1.098%	11/15/38	120,000	117,810	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K736 X1, IO	1.308%	7/25/26	1,024,406	45,205	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1517 X1, IO	1.330%	7/25/35	139,792	18,624	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	6.033%	2/15/37	1,611,542	235,440	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	73,595	11,096
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	173,424	29,273
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	91,199	15,469
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	90,780	12,719
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	194,497	27,583
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	2.307%	2/25/50	145,440	145,190	(a)(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	1.899%	1/25/51	120,000	$117,674	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.679%	2/15/38	27,810	1,265	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	5.057%	12/25/42	670,000	671,971	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.399%	8/25/33	110,000	108,537	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2022-DNA1 M1B (30 Day Average SOFR + 1.850%)	1.949%	1/25/42	490,000	462,644	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	1.399%	2/25/42	254,841	253,424	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M2 (1 mo. USD LIBOR + 2.150%)	2.607%	10/25/30	318,861	320,362	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	4.707%	1/25/31	200,000	201,058	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1M2 (1 mo. USD LIBOR + 2.050%)	2.507%	1/25/40	56,484	56,462	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2021-R03 1 M2 (30 Day Average SOFR + 1.650%)	1.749%	12/25/41	520,000	492,926	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.354%	2/25/43	54,843	55,616	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.121%	4/25/28	97,518	98,156	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	183,569	183,461	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	1.402%	8/25/55	240,780	8,617	(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	103,559	$83,099
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	85,394	14,346
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	6,536	6,538	(a)(c)
Freddie Mac Multiclass Certificates Series, 2020-RR07 BX, IO	2.608%	10/27/28	3,000,000	413,884
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.601%	3/20/42	406,668	65,459	(c)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.169%	4/16/42	217,719	40,629	(c)
Government National Mortgage Association (GNMA), 2013-101 IO, IO	0.209%	10/16/54	3,098,113	41,892	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.764%	11/16/47	46,926	45,746	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.356%	6/16/48	5,670	5,717	(c)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.391%	8/16/54	373,651	5,275	(c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	134,478	22,204
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	974,428	186,727
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.669%	10/16/46	273,094	57,195	(c)
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	87,565	12,719
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	86,999	12,539
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	90,319	13,040
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	181,410	23,708
Government National Mortgage Association (GNMA), 2020-H04 FP (1 mo. USD LIBOR + 0.500%)	0.606%	6/20/69	216,728	216,161	(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.599%	5/20/70	153,535	$157,932	(c)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.699%	4/20/70	70,388	71,767	(c)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.641%	2/16/61	299,097	19,052	(c)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.550%)	1.947%	9/15/31	497,806	450,719	(a)(c)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 2.750%)	3.147%	9/15/31	497,806	409,043	(a)(c)
GS Mortgage Securities Corp. Trust, 2021-ROSS A (1 mo. USD LIBOR + 1.150%)	1.547%	5/15/26	290,000	286,651	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	4.147%	5/15/28	114,920	106,244	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP2 A4	2.822%	8/15/49	200,000	195,608
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	80,515	79,734	(a)(c)
Legacy Mortgage Asset Trust, 2021-GS5 A1, Step Bond	2.250%	7/25/67	112,470	107,602	(a)
MHC Trust, 2021-MHC2 A (1 mo. USD LIBOR + 0.850%)	1.247%	5/15/23	110,000	108,029	(a)(c)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	5.674%	12/12/49	13,789	5,318	(c)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	1.247%	11/15/34	281,410	278,817	(a)(c)
Morgan Stanley Capital I Trust, 2017-H1 C	4.281%	6/15/50	250,000	240,623	(c)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	1.797%	5/15/36	330,000	325,988	(a)(c)
Morgan Stanley Resecuritization Trust, 2015-R3 7A2 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	0.874%	4/26/47	180,453	180,585	(a)(c)
Morgan Stanley Resecuritization Trust, 2015-R3 9A1 (1 mo. USD LIBOR + 0.260%)	0.707%	4/26/47	10,107	10,131	(a)(c)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	433,685	437,733	(a)(c)
New Residential Mortgage Loan Trust, 2017-6A A1	4.000%	8/27/57	264,172	265,930	(a)(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
New Residential Mortgage Loan Trust, 2018-RPL1 M2	3.500%	12/25/57	240,000	$233,625	(a)(c)
New Residential Mortgage Loan Trust, 2019-RPL3 A1	2.750%	7/25/59	79,549	77,900	(a)(c)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	88,836	85,061	(a)(c)
OBX Trust, 2022-NQM1 A2	3.001%	11/25/61	500,000	474,417	(a)(c)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	239,755	226,779	(a)(c)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	92,808	87,806	(a)(c)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	127,661	120,300	(a)(c)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	228,614	213,015	(a)(c)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. USD LIBOR + 1.150%)	1.547%	5/15/38	140,000	137,618	(a)(c)
SREIT Trust, 2021-MFP2 A (1 mo. USD LIBOR + 0.822%)	1.219%	11/15/36	120,000	117,899	(a)(c)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	210,000	185,713	(a)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	37,036	36,699	(a)(c)
Wells Fargo Commercial Mortgage Trust, 2017-RB1 XA, IO	1.179%	3/15/50	1,897,819	90,456	(c)
ZH Trust, 2021-2 A	2.349%	10/17/27	150,000	147,927	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $19,275,544)				18,307,072

SOVEREIGN BONDS - 7.3%
Argentina - 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	37,763	12,993
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	445,676	150,420
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	194,523	59,556
Argentine Republic Government International Bond, Senior Notes, Step bond (2.500% to 7/9/22 then 3.500%)	2.500%	7/9/41	380,000	134,676
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	173,500	74,563	(a)

Total Argentina				432,208

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 0.5%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	2,754,000	BRL	$528,672
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	200,000		200,885
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	510,000		455,180

Total Brazil					1,184,737

China - 1.6%
China Government Bond	3.290%	5/23/29	13,890,000	CNY	2,256,626
China Government Bond, Senior Notes	3.390%	5/21/25	1,500,000	CNH	241,410	(i)
China Government Bond, Senior Notes	3.310%	11/30/25	7,500,000	CNH	1,204,711	(i)

Total China					3,702,747

Colombia - 0.1%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	200,000		156,752
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	240,000		218,153

Total Colombia					374,905

Indonesia - 1.5%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	390,000		390,587	(i)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	500,000		517,926
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	290,000		280,195
Indonesia Treasury Bond	7.000%	5/15/27	13,823,000,000	IDR	1,009,952
Indonesia Treasury Bond	6.500%	2/15/31	16,713,000,000	IDR	1,145,421
Indonesia Treasury Bond	6.375%	4/15/32	1,447,000,000	IDR	98,077
Indonesia Treasury Bond	7.500%	6/15/35	2,348,000,000	IDR	168,109

Total Indonesia					3,610,267

Israel - 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	200,000		198,310

Kenya - 0.1%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	200,000		201,322	(i)

Kuwait - 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	470,000		490,017	(a)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 2.0%
Mexican Bonos, Bonds	10.000%	12/5/24	2,000,000	MXN	$104,200
Mexican Bonos, Bonds	8.000%	11/7/47	57,490,000	MXN	2,758,133
Mexican Bonos, Senior Notes	7.750%	11/13/42	34,000,000	MXN	1,594,632
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	430,000		410,807

Total Mexico					4,867,772

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		190,740	(a)

Panama - 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	210,000		186,020

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	120,000		152,811

Poland - 0.1%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	220,000		226,046

Qatar - 0.2%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	330,000		392,111	(a)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	200,000		225,315	(a)

Total Qatar					617,426

Russia - 0.1%
Russian Federal Bond - OFZ	7.000%	8/16/23	39,550,000	RUB	24,338	*(j)
Russian Federal Bond - OFZ	8.150%	2/3/27	7,520,000	RUB	4,628	*(j)
Russian Federal Bond - OFZ	7.050%	1/19/28	67,452,000	RUB	41,509	*(j)
Russian Federal Bond - OFZ	6.900%	5/23/29	62,801,000	RUB	38,647	*(j)
Russian Federal Bond - OFZ	7.650%	4/10/30	43,880,000	RUB	27,003	*(j)
Russian Federal Bond - OFZ	7.700%	3/16/39	37,190,000	RUB	22,886	*(j)

Total Russia					159,011

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	760,000		764,121	(a)

TOTAL SOVEREIGN BONDS (Cost - $21,724,141)					17,358,460

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 5.9%
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.2%
Delta TopCo Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	12/1/27	49,550	$48,851	(c)(k)(l)
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	2.207%	3/1/27	235,411	231,346	(c)(k)(l)
Zayo Group Holdings Inc., Initial Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	3.457%	3/9/27	130,000	126,696	(c)(k)(l)

Total Diversified Telecommunication Services				406,893

Entertainment - 0.0%††
Go Daddy Operating Co. LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	2.199%	2/15/24	49,068	48,813	(c)(k)(l)

Interactive Media & Services - 0.1%
Rackspace Technology Global Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	2/15/28	128,700	126,517	(c)(k)(l)

Media - 0.7%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	2.210%	4/30/25	297,392	296,602	(c)(k)(l)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	2.210%	2/1/27	39,098	38,824	(c)(k)(l)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.457%	5/1/26	164,138	163,390	(c)(k)(l)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	2.731%	9/18/26	271,966	271,261	(c)(k)(l)
Numericable U.S. LLC, USD Term Loan B12 (3 mo. USD LIBOR + 3.688%)	3.927%	1/31/26	127,505	124,976	(c)(k)(l)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	3.957%	12/17/26	107,490	105,994	(c)(k)(l)
Univision Communications Inc., 2021 Replacement Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/15/26	140,689	140,103	(c)(k)(l)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.897%	1/31/28	280,000	277,025	(c)(k)(l)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.897%	4/28/28	200,000	197,375	(c)(k)(l)

Total Media				1,615,550

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 0.0%††
CSC Holdings LLC, 2018 Incremental Term Loan (1 mo. USD LIBOR + 2.250%)	2.647%	1/15/26	39,693	$39,197	(c)(e)(k)(l)
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.500%)	2.897%	4/15/27	39,200	38,592	(c)(k)(l)

Total Wireless Telecommunication Services				77,789

TOTAL COMMUNICATION SERVICES				2,275,562

CONSUMER DISCRETIONARY - 1.1%
Auto Components - 0.1%
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	3.707%	4/30/26	191,274	189,170	(c)(k)(l)

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	205,097	203,902	(c)(k)(l)

Hotels, Restaurants & Leisure - 0.7%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	2.207%	11/19/26	182,445	178,853	(c)(k)(l)
Alterra Mountain Co., 2028 Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	8/17/28	67,521	67,099	(c)(e)(k)(l)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	3.207%	12/23/24	531,615	529,547	(c)(k)(l)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	3.957%	7/21/25	147,750	147,455	(c)(k)(l)
Entain Holdings Gibraltar Ltd., Term Loan Facility B (1 mo. USD LIBOR + 2.250%)	3.743%	3/29/27	49,625	49,222	(c)(e)(k)(l)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.209%	11/30/23	117,455	117,253	(c)(k)(l)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	2.207%	6/22/26	188,276	186,620	(c)(k)(l)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	2.957%	5/29/26	72,814	72,370	(c)(k)(l)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	3.207%	8/14/24	228,864	228,292	(c)(k)(l)
Station Casinos LLC, Term Loan Facility B1 (1 mo. USD LIBOR + 2.250%)	2.710%	2/8/27	148,434	146,682	(c)(k)(l)

Total Hotels, Restaurants & Leisure				1,723,393

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.2%
Academy Ltd., Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	11/5/27	96,768	$96,285	(c)(k)(l)
Great Outdoors Group LLC, Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	3/6/28	59,252	59,113	(c)(k)(l)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	10/19/27	108,675	106,603	(c)(k)(l)
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.250%)	4.256%	3/3/28	118,800	117,856	(c)(k)(l)
Whatabrands LLC, Initial Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	8/3/28	9,975	9,868	(c)(k)(l)

Total Specialty Retail				389,725

TOTAL CONSUMER DISCRETIONARY				2,506,190

CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.500%)	4.506%	3/31/28	168,725	164,898	(c)(k)(l)

Food & Staples Retailing - 0.0%††
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.707%	1/29/27	88,425	87,004	(c)(k)(l)
US Foods Inc., 2019 Incremental Term Loan B (3 mo. USD LIBOR + 2.000%)	2.508%	9/14/26	9,427	9,259	(c)(k)(l)

Total Food & Staples Retailing				96,263

Household Products - 0.0%††
Energizer Holdings Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	12/22/27	49,500	48,757	(c)(e)(k)(l)

TOTAL CONSUMER STAPLES				309,918

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. USD LIBOR + 2.000%)	2.457%	8/4/28	368,150	363,701	(c)(k)(l)

FINANCIALS - 0.8%
Capital Markets - 0.1%
Allspring Buyer LLC, Term Loan (3 mo. USD LIBOR + 3.250%)	4.313%	11/1/28	85,000	84,562	(c)(k)(l)

See Notes to Schedule of Investments.

42	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	3.506%	2/1/27	46,992	$46,257	(c)(k)(l)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.457%	7/3/24	126,340	124,814	(c)(k)(l)

Total Capital Markets				255,633

Diversified Financial Services - 0.5%
Castlelake Aviation One Designated Activity Co., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	3.576%	10/22/26	238,800	232,981	(c)(k)(l)
Citadel Securities LP, 2021 Term Loan (1 mo. Term SOFR + 2.500%)	2.813%	2/2/28	157,953	157,318	(c)(k)(l)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/9/27	176,850	176,205	(c)(k)(l)
Hudson River Trading LLC, Term Loan (1 mo. Term SOFR + 3.114%)	3.313%	3/20/28	89,099	87,883	(c)(k)(l)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	3.207%	1/26/28	67,673	66,898	(c)(k)(l)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.000%)	3.006%	11/5/28	220,000	217,067	(c)(k)(l)
UFC Holdings LLC, Term Loan B3 (the greater of 6 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	4/29/26	175,753	174,263	(c)(k)(l)
VFH Parent LLC, Initial Term Loan (the greater of 1 mo. Term SOFR or 0.500% + 3.000%)	3.500%	1/13/29	80,000	79,367	(c)(k)(l)

Total Diversified Financial Services				1,191,982

Insurance - 0.2%
AmWINS Group Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	2/19/28	98,750	97,269	(c)(k)(l)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.457%	11/3/24	116,227	114,898	(c)(k)(l)
Asurion LLC, New Term Loan B8 (1 mo. USD LIBOR + 3.250%)	3.707%	12/23/26	159,760	156,531	(c)(k)(l)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	3.707%	7/31/27	69,300	68,001	(c)(k)(l)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.125%)	3.582%	11/3/23	21,659	21,559	(c)(k)(l)

Total Insurance				458,258

TOTAL FINANCIALS				1,905,873

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	43

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 1.1%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP, Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	10/23/28	200,000	$198,237	(c)(k)(l)

Health Care Providers & Services - 0.4%
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.756%	2/18/27	58,890	58,237	(c)(k)(l)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. USD LIBOR + 2.000%)	2.457%	11/15/27	259,903	255,907	(c)(k)(l)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	4.197%	11/16/25	138,785	138,185	(c)(k)(l)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.707%	3/5/26	87,633	86,798	(c)(k)(l)
Phoenix Guarantor Inc., Term Loan B3 (1 mo. USD LIBOR + 3.500%)	3.947%	3/5/26	138,600	137,337	(c)(k)(l)
Phoenix Newco Inc., First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	11/15/28	80,000	79,514	(c)(k)(l)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/11/26	290,000	286,978	(c)(k)(l)

Total Health Care Providers & Services				1,042,956

Health Care Technology - 0.2%
AthenaHealth Group Inc., Delayed Draw Term Loan	—	2/15/29	47,826	47,408	(m)
AthenaHealth Group Inc., Term Loan B (the greater of 1 mo. Term SOFR or 0.500% + 3.500%)	4.000%	2/15/29	282,174	279,705	(c)(k)(l)
Change Healthcare Holdings LLC, Closing Date Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 2.500%)	3.500%	3/1/24	235,510	234,538	(c)(k)(l)

Total Health Care Technology				561,651

Life Sciences Tools & Services - 0.1%
ICON Luxembourg Sarl, Term Loan (3 mo. USD LIBOR + 2.250%)	3.313%	7/3/28	143,308	142,815	(c)(k)(l)
PRA Health Sciences Inc., Term Loan (3 mo. USD LIBOR + 2.250%)	3.313%	7/1/28	35,705	35,583	(c)(k)(l)

Total Life Sciences Tools & Services				178,398

See Notes to Schedule of Investments.

44	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.3%
Gainwell Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.000%)	5.006%	10/1/27	237,247	$237,247	(c)(e)(k)(l)
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.500% + 1.750%)	2.250%	3/15/28	138,600	137,431	(c)(k)(l)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	5/5/28	228,275	227,719	(c)(k)(l)

Total Pharmaceuticals				602,397

TOTAL HEALTH CARE				2,583,639

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.0%††
Avolon TLB Borrower 1 (US) LLC, Term Loan B5 (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	12/1/27	59,250	58,753	(c)(k)(l)
Transdigm Inc., Refinancing Term Loan F (1 mo. USD LIBOR + 2.250%)	2.707%	12/9/25	9,873	9,721	(c)(k)(l)

Total Aerospace & Defense				68,474

Airlines - 0.1%
Air Canada, Term Loan (the greater of 6 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	8/11/28	80,000	79,333	(c)(k)(l)
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	158,400	156,805	(c)(k)(l)

Total Airlines				236,138

Building Products - 0.2%
Hunter Douglas Holding BV, Term Loan B1 (the greater of 1 mo. Term SOFR or 0.500% + 3.500%)	4.000%	2/26/29	300,000	294,470	(c)(k)(l)
Quikrete Holdings Inc., Term Loan B1	—	6/9/28	90,000	88,544	(m)

Total Building Products				383,014

Commercial Services & Supplies - 0.4%
Ali Group SRL, Term Loan B	—	10/13/28	180,000	177,675	(m)
Allied Universal Holdco LLC, USD Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	7/3/28	252,876	249,331	(c)(k)(l)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.957%	10/1/26	169,756	168,094	(c)(k)(l)
Garda World Security Corp., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	4.710%	10/30/26	48,095	47,631	(c)(k)(l)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	45

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
GFL Environmental Inc., 2020 Term Loan	—	5/30/25	153,968	$153,632	(m)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	4.457%	8/27/25	148,571	148,385	(c)(e)(k)(l)

Total Commercial Services & Supplies				944,748

Construction & Engineering - 0.0%††
Brown Group Holding LLC, Initial Term Loan (3 mo. USD LIBOR + 2.500%)	3.506%	6/7/28	119,358	117,990	(c)(k)(l)

Electrical Equipment - 0.0%††
Brookfield WEC Holdings Inc., Refinancing Term Loan 2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	8/1/25	48,454	47,674	(c)(k)(l)

Road & Rail - 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	3.006%	12/30/26	275,066	272,445	(c)(k)(l)
XPO Logistics Inc., Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.992%	2/24/25	110,000	109,163	(c)(k)(l)

Total Road & Rail				381,608

Trading Companies & Distributors - 0.0%††
BrightView Landscapes LLC, Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.500%)	3.000%	8/15/25	57,750	57,389	(c)(e)(k)(l)

TOTAL INDUSTRIALS				2,237,035

INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
II-VI Inc., Term Loan B	—	12/8/28	160,000	159,200	(e)(m)

IT Services - 0.0%††
FleetCor Technologies Operating Co. LLC, Term Loan B4 (1 mo. USD LIBOR + 1.750%)	2.207%	4/28/28	89,325	88,002	(c)(k)(l)

Software - 0.5%
Cloudera Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	10/10/28	70,000	69,256	(c)(k)(l)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.457%	10/16/26	275,289	273,702	(c)(k)(l)
Magenta Buyer LLC, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	7/27/28	289,275	287,539	(c)(k)(l)

See Notes to Schedule of Investments.

46	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
Peraton Corp., First Lien Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/1/28	233,307	$232,140	(c)(k)(l)
RealPage Inc., First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	4/24/28	208,950	206,861	(c)(k)(l)

Total Software				1,069,498

TOTAL INFORMATION TECHNOLOGY				1,316,700

MATERIALS - 0.2%
Chemicals - 0.0%††
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	89,275	87,858	(c)(k)(l)

Containers & Packaging - 0.2%
Berry Global Inc., Term Loan Z (1 mo. USD LIBOR + 1.750%)	2.071%	7/1/26	139,402	137,681	(c)(k)(l)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	2.207%	2/4/27	248,871	245,316	(c)(k)(l)

Total Containers & Packaging				382,997

Paper & Forest Products - 0.0%††
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	2.207%	9/7/27	78,874	78,178	(c)(k)(l)

TOTAL MATERIALS				549,033

TOTAL SENIOR LOANS (Cost - $14,147,190)				14,047,651

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 3.2%
ACRES Commercial Realty Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.200%)	1.641%	6/15/36	340,000	337,616	(a)(c)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/5/49	396,000	394,457	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	290,000	269,314	(a)
First Franklin Mortgage Loan Trust, 2006- FF15 A2 (1 mo. USD LIBOR + 0.120%)	0.577%	11/25/36	160,172	152,807	(c)
First Franklin Mortgage Loan Trust, 2006- FF15 A5 (1 mo. USD LIBOR + 0.160%)	0.617%	11/25/36	197,197	195,130	(c)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	280,000	292,447

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	47

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Hardee’s Funding LLC, 2021-1A A2	2.865%	6/20/51	228,275	$207,792	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	320,000	308,800	(a)
InStar Leasing III LLC, 2021-1A A	2.300%	2/15/54	103,931	96,820	(a)
Jack in the Box Funding LLC, 2019-1A A23	4.970%	8/25/49	128,700	130,236	(a)
JPMorgan Mortgage Acquisition Corp., 2005-OPT2 M4 (1 mo. USD LIBOR + 0.930%)	1.387%	12/25/35	110,000	109,264	(c)
Mercury Financial Credit Card Master Trust, 2022-1A B	3.200%	9/21/26	160,000	153,324	(a)
MF1 Ltd., 2022-FL8 A (30 Day Average SOFR + 1.350%)	1.400%	2/19/37	500,000	496,119	(a)(c)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. USD LIBOR + 0.900%)	1.297%	1/15/43	179,833	179,777	(a)(c)
Navient Student Loan Trust, 2016-3A A3 (1 mo. USD LIBOR + 1.350%)	1.807%	6/25/65	319,142	325,623	(a)(c)
Oak Street Investment Grade Net Lease Fund Series, 2020-1A A1	1.850%	11/20/50	214,885	202,116	(a)
SBA Small Business Investment Cos., 2018-10B 1	3.548%	9/10/28	103,438	104,191
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	1.116%	6/15/39	367,779	354,097	(c)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	1.496%	12/17/68	120,000	118,433	(a)(c)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	497,370	(a)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	450,000	419,330	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	190,000	177,630	(a)
SMB Private Education Loan Trust, 2021-C B	2.300%	1/15/53	170,000	158,950	(a)
SoFi Professional Loan Program LLC, 2017-A B	3.440%	3/26/40	140,000	140,426	(a)(c)
Structured Asset Investment Loan Trust, 2004-7 A8 (1 mo. USD LIBOR + 1.200%)	1.657%	8/25/34	120,000	118,672	(c)
Structured Asset Investment Loan Trust, 2005-HE1 M2 (1 mo. USD LIBOR + 0.720%)	1.177%	7/25/35	196,309	193,181	(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF1 A1 (1 mo. USD LIBOR + 0.420%)	0.877%	2/25/37	315,446	309,160	(c)
Towd Point Mortgage Trust, 2017-6 A1	2.750%	10/25/57	402,786	399,177	(a)(c)
Towd Point Mortgage Trust, 2016-3 B1	4.066%	4/25/56	110,000	110,317	(a)(c)
Towd Point Mortgage Trust, 2017-4 B2	3.414%	6/25/57	250,000	239,096	(a)(c)

See Notes to Schedule of Investments.

48	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	200,000	$194,941	(a)(c)
TRP - TRIP Rail Master Funding LLC, 2021-2 A	2.150%	6/19/51	107,167	99,277	(a)
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	75,443	75,932
Wendy’s Funding LLC, 2021-1A A2I	2.370%	6/15/51	109,175	97,492	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $8,854,192)				7,659,314

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
U.S. Treasury 5-Year Notes Futures, Call @ $114.50	4/22/22	52	52,000	35,750
U.S. Treasury 5-Year Notes Futures, Call @ $115.00	4/22/22	65	65,000	27,930
U.S. Treasury 10-Year Notes Futures, Call @ $122.50	4/22/22	12	12,000	12,750
U.S. Treasury 10-Year Notes Futures, Call @ $123.25	4/22/22	32	32,000	21,500
U.S. Treasury 10-Year Notes Futures, Call @ $124.50	4/22/22	14	14,000	3,719
U.S. Treasury 10-Year Notes Futures, Call @ $125.00	4/22/22	22	22,000	4,125
U.S. Treasury 10-Year Notes Futures, Put @ $122.00	4/22/22	13	13,000	6,703
U.S. Treasury Long-Term Bonds Futures, Call @ $150.50	4/22/22	6	6,000	9,469

TOTAL PURCHASED OPTIONS (Cost - $149,280)				121,946

			SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd. (Cost - $883,931)			108,106,087	0	*(d)(e)(n)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $253,465,591)				236,713,000

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	49

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	March 31, 2022

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $5,428,969)	0.195%	5,428,969	$5,428,969	(o)

TOTAL INVESTMENTS - 102.4% (Cost - $258,894,560)			242,141,969
Liabilities in Excess of Other Assets - (2.4)%			(5,566,919)

TOTAL NET ASSETS - 100.0%			$236,575,050

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2022, the Portfolio held TBA securities with a total cost of $8,436,066.

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(j)	The coupon payment on this security is currently in default as of March 31, 2022.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	All or a portion of this loan is unfunded as of March 31, 2022. The interest rate for fully unfunded term loans is to be determined.

(n)	Value is less than $1.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2022, the total market value of investments in Affiliated Companies was $5,428,969 and the cost was $5,428,969 (Note 2).

See Notes to Schedule of Investments.

50	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2022

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CMT	— Constant Maturity Treasury
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Call	4/22/22	$115.75	51	$51,000	$(9,562)
U.S. Treasury 5-Year Notes Futures, Call	4/22/22	116.50	61	61,000	(5,242)
U.S. Treasury 5-Year Notes Futures, Call	4/22/22	118.25	22	22,000	(516)
U.S. Treasury 5-Year Notes Futures, Call	4/22/22	118.50	12	12,000	(281)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	123.00	24	24,000	(19,125)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	124.00	32	32,000	(12,500)
U.S. Treasury 10-Year Notes Futures, Call	4/22/22	127.00	26	26,000	(1,625)
U.S. Treasury 10-Year Notes Futures, Call	5/20/22	124.00	31	31,000	(24,219)
U.S. Treasury 10-Year Notes Futures, Call	5/20/22	130.00	16	16,000	(1,250)
U.S. Treasury 10-Year Notes Futures, Put	4/22/22	120.75	26	26,000	(5,688)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $153,932)					$(80,008)

OTC WRITTEN OPTIONS

	COUNTERPARTY
Interest rate swaption, Put	Citibank N.A.	4/29/22	1.30	bps	2,490,000	$2,490,000	$(63,364)

(Premiums received - $6,692)
TOTAL WRITTEN OPTIONS (Premiums received - $160,624)							$(143,372)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	51

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2022

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

At March 31, 2022, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	47	9/22	$11,596,511	$11,593,137	$(3,374)
90-Day Eurodollar	344	12/22	84,628,284	83,712,400	(915,884)
90-Day Eurodollar	47	6/23	11,660,921	11,382,225	(278,696)
90-Day Eurodollar	10	9/23	2,477,083	2,422,000	(55,083)
90-Day Eurodollar	108	12/23	26,539,614	26,181,900	(357,714)
Australian 10-Year Bonds	21	6/22	2,070,456	1,991,678	(78,778)
Euro	1	6/22	136,801	138,738	1,937
Euro-Bobl	8	6/22	1,160,235	1,140,411	(19,824)
Euro-OAT	15	6/22	2,636,225	2,514,119	(122,106)
Mexican Peso	3	6/22	69,247	74,595	5,348
U.S. Treasury 2-Year Notes	70	6/22	15,033,629	14,834,531	(199,098)
U.S. Treasury 5-Year Notes	471	6/22	54,995,341	54,017,812	(977,529)
U.S. Treasury Ultra Long- Term Bonds	64	6/22	11,753,426	11,336,000	(417,426)

					(3,418,227)

Contracts to Sell:
3-Month Euribor	42	6/22	11,672,167	11,654,537	17,630
Euro-Bund	1	6/22	183,360	175,518	7,842
Euro-Buxl	7	6/22	1,561,573	1,441,886	119,687
Japanese 10-Year Bonds	4	6/22	4,953,153	4,918,679	34,474
U.S. Treasury 10-Year Notes	229	6/22	28,554,111	28,138,375	415,736
U.S. Treasury Long-Term Bonds	21	6/22	3,225,221	3,151,313	73,908
U.S. Treasury Ultra 10-Year Notes	34	6/22	4,750,003	4,605,937	144,066

					813,343

Net unrealized depreciation on open futures contracts					$(2,604,884)

Abbreviation(s) used in this table:

OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)
SOFR	— Secured Overnight Financing Rate

See Notes to Schedule of Investments.

52	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2022

At March 31, 2022, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	17,224	RUB	2,110,000	Bank of America N.A.	4/19/22	$(8,210)
USD	68,571	RUB	8,640,000	Bank of America N.A.	4/19/22	(35,579)
USD	7,779	RUB	793,446	BNP Paribas SA	4/19/22	(1,786)
USD	7,817	RUB	672,241	BNP Paribas SA	4/19/22	(287)
BRL	133,508	USD	27,917	Citibank N.A.	4/19/22	(25)
BRL	843,664	USD	175,475	Citibank N.A.	4/19/22	779
BRL	1,330,000	USD	227,662	Citibank N.A.	4/19/22	50,194
IDR	6,378,804,886	USD	439,872	Citibank N.A.	4/19/22	3,919
INR	27,646,086	USD	366,829	Citibank N.A.	4/19/22	(2,724)
MXN	799,959	USD	38,164	Citibank N.A.	4/19/22	1,922
USD	179,954	BRL	860,000	Citibank N.A.	4/19/22	288
USD	237,639	BRL	1,131,380	Citibank N.A.	4/19/22	1,278
USD	1,012,067	CNY	6,500,000	Citibank N.A.	4/19/22	(11,456)
USD	1,591,025	CNY	10,208,491	Citibank N.A.	4/19/22	(16,456)
USD	39,306	EUR	35,000	Citibank N.A.	4/19/22	566
USD	65,350	EUR	60,000	Citibank N.A.	4/19/22	(1,062)
USD	138,482	EUR	125,000	Citibank N.A.	4/19/22	125
USD	657,024	EUR	580,533	Citibank N.A.	4/19/22	14,456
USD	15,030	RUB	1,630,769	Citibank N.A.	4/19/22	(4,628)
USD	37,483	RUB	3,223,502	Citibank N.A.	4/19/22	(1,375)
EUR	210,000	USD	239,358	Goldman Sachs Group Inc.	4/19/22	(6,917)
EUR	250,000	USD	283,739	Goldman Sachs Group Inc.	4/19/22	(7,024)
GBP	1,003,230	USD	1,360,232	Goldman Sachs Group Inc.	4/19/22	(42,511)
JPY	13,130,000	USD	107,746	Goldman Sachs Group Inc.	4/19/22	146
RUB	703,420	USD	9,177	Goldman Sachs Group Inc.	4/19/22	(698)
RUB	147,997,974	USD	1,920,156	Goldman Sachs Group Inc.	4/19/22	(136,129)
USD	110,378	AUD	150,000	Goldman Sachs Group Inc.	4/19/22	(1,892)
USD	4,194	BRL	20,000	Goldman Sachs Group Inc.	4/19/22	16
USD	8,412	BRL	40,000	Goldman Sachs Group Inc.	4/19/22	56
USD	27,340	BRL	130,000	Goldman Sachs Group Inc.	4/19/22	181
USD	35,716	BRL	170,000	Goldman Sachs Group Inc.	4/19/22	201
USD	163,712	BRL	780,000	Goldman Sachs Group Inc.	4/19/22	759
USD	40,035	EUR	35,291	Goldman Sachs Group Inc.	4/19/22	973
USD	3,380	RUB	360,000	Goldman Sachs Group Inc.	4/19/22	(959)
USD	22,586	RUB	2,315,078	Goldman Sachs Group Inc.	4/19/22	(5,321)
USD	30,711	RUB	2,760,150	Goldman Sachs Group Inc.	4/19/22	(2,561)
USD	35,047	RUB	3,732,500	Goldman Sachs Group Inc.	4/19/22	(9,946)
USD	37,644	RUB	3,933,751	Goldman Sachs Group Inc.	4/19/22	(9,775)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	53

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	37,911	RUB	3,260,338	Goldman Sachs Group Inc.	4/19/22	$(1,391)
USD	37,911	RUB	3,288,772	Goldman Sachs Group Inc.	4/19/22	(1,733)
USD	76,808	RUB	8,314,448	Goldman Sachs Group Inc.	4/19/22	(23,418)
USD	76,855	RUB	6,494,229	Goldman Sachs Group Inc.	4/19/22	(1,429)
USD	118,498	RUB	12,620,000	Goldman Sachs Group Inc.	4/19/22	(33,629)
USD	140,560	RUB	15,110,233	Goldman Sachs Group Inc.	4/19/22	(41,585)
USD	275,129	RUB	29,070,739	Goldman Sachs Group Inc.	4/19/22	(75,301)
AUD	3,452,361	USD	2,475,246	JPMorgan Chase & Co.	4/19/22	108,726
CNY	17,223,163	USD	2,703,793	JPMorgan Chase & Co.	4/19/22	8,252
USD	1,696,932	CNH	10,883,867	JPMorgan Chase & Co.	4/19/22	(13,605)
USD	2,409,248	CNH	15,334,195	JPMorgan Chase & Co.	4/19/22	(714)
USD	1,115,178	CNY	7,160,000	JPMorgan Chase & Co.	4/19/22	(12,271)
USD	15,881	RUB	1,723,088	JPMorgan Chase & Co.	4/19/22	(4,890)
USD	31,799	RUB	3,195,781	JPMorgan Chase & Co.	4/19/22	(6,724)
BRL	824,208	USD	141,885	Morgan Stanley & Co. Inc.	4/19/22	30,304
CAD	9,323,028	USD	7,325,681	Morgan Stanley & Co. Inc.	4/19/22	131,206
JPY	274,498,821	USD	2,372,310	Morgan Stanley & Co. Inc.	4/19/22	(116,702)
USD	107,844	RUB	15,152,108	Morgan Stanley & Co. Inc.	4/19/22	(74,805)
ZAR	5,615,137	USD	352,776	Morgan Stanley & Co. Inc.	4/19/22	30,564

Total						$(330,607)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

54	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2022

At March 31, 2022, the Portfolio had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
7,197,000		6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(4)	$(9,561)
3,110,000		11/18/23	3.970%**	CPURNSA**	(11,505)	96,651
20,340,000		6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(442,055)
2,220,000		10/20/26	2.950%**	CPURNSA**	(1,167)	110,343
3,110,000		11/18/26	CPURNSA**	3.370%**	30,844	(115,025)
3,530,000		11/20/26	1.520% annually	Daily SOFR Compound annually	(6,060)	82,801
2,525,000		3/4/27	Daily SOFR Compound annually	1.550% annually	(3,858)	(73,165)
5,805,000		5/15/27	0.710% annually	Daily SOFR Compound annually	20,982	399,136
3,778,000		2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	(10,947)	237,873
5,758,000		8/15/28	1.130% annually	Daily SOFR Compound annually	40,236	313,233
2,697,000		8/15/28	1.220% annually	Daily SOFR Compound annually	(1,207)	152,284
1,527,000		11/1/28	1.200% annually	Daily SOFR Compound annually	(89)	89,809
28,260,000	MXN	7/18/29	28-Day MXN TIIE -Banxico every 28 days	7.450% every 28 days	8,855	(66,879)
47,980,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	18,245	(118,089)
2,220,000		10/20/31	CPURNSA**	2.770%**	1,832	(128,256)
2,220,000		10/20/31	1.733% annually	Daily SOFR Compound annually	8,731	18,316

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	55

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2022

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	1,272,000	3/18/32	2.000% annually	Daily SOFR Compound annually	$10,311	$3,756
	2,140,000	7/20/45	0.560% annually	Daily SOFR annually	15,715	581,203
	820,000	8/19/45	0.740% annually	Daily SOFR annually	—	198,612
	1,596,000	2/15/47	1.630% semi-annually	3-Month LIBOR quarterly	13,455	202,120
	1,072,000	2/15/47	1.520% annually	Daily SOFR Compound annually	(16,510)	127,067
	1,120,000	2/15/47	1.729% annually	Daily SOFR Compound annually	16,080	54,045
	1,800,000	5/15/47	1.630% annually	Daily SOFR Compound annually	79,429	67,732
	113,000	8/15/47	1.650% annually	Daily SOFR Compound annually	11,362	(2,281)
	302,000	6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	(38)	14,582
	898,000	7/9/51	1.671% semi-annually	3-Month LIBOR quarterly	(4,002)	121,509

Total					$220,690	$1,915,761

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE PORTFOLIO†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.38 Index	$3,550,000	6/20/27	5.000% quarterly	$191,139	$181,903	$9,236
Markit CDX.NA.IG.38 Index	31,682,000	6/20/27	1.000% quarterly	500,829	436,758	64,071

Total	$35,232,000			$691,968	$618,661	$73,307

See Notes to Schedule of Investments.

56	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2022

[1]

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	57

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

58

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

59

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$24,752,556	$103,081		$24,855,637
Other Corporate Bonds & Notes	—	53,914,020	—		53,914,020
U.S. Government & Agency Obligations	—	60,273,461	—		60,273,461
Mortgage-Backed Securities	—	40,175,439	—		40,175,439
Collateralized Mortgage Obligations	—	18,307,072	—		18,307,072
Sovereign Bonds	—	17,358,460	—		17,358,460
Senior Loans:
Communication Services	—	2,236,365	39,197		2,275,562
Consumer Discretionary	—	2,389,869	116,321		2,506,190
Consumer Staples	—	261,161	48,757		309,918
Health Care	—	2,346,392	237,247		2,583,639
Industrials	—	2,031,261	205,774		2,237,035
Information Technology	—	1,157,500	159,200		1,316,700
Other Senior Loans	—	2,818,607	—		2,818,607
Asset-Backed Securities	—	7,659,314	—		7,659,314
Purchased Options	$121,946	—	—		121,946
Common Stocks	—	—	0	*	0	*

Total Long-Term Investments	121,946	235,681,477	909,577		236,713,000

Short-Term Investments†	5,428,969	—	—		5,428,969

Total Investments	$5,550,915	$235,681,477	$909,577		$242,141,969

Other Financial Instruments:
Futures Contracts††	$820,628	—	—		$820,628
Forward Foreign Currency Contracts††	—	$384,911	—		384,911
Centrally Cleared Interest Rate Swaps††	—	2,871,072	—		2,871,072
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	73,307	—		73,307

Total Other Financial Instruments	$820,628	$3,329,290	—		$4,149,918

Total	$6,371,543	$239,010,767	$909,577		$246,291,887

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Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$80,008	—	—	$80,008
OTC Written Options	—	$63,364	—	63,364
Futures Contracts††	3,425,512	—	—	3,425,512
Forward Foreign Currency Contracts††	—	715,518	—	715,518
Centrally Cleared Interest Rate Swaps††	—	955,311	—	955,311

Total	$3,505,520	$1,734,193	—	$5,239,713

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2022. The following transactions were effected in such company for the period ended March 31, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$18,076,035	18,076,035	$12,647,066	12,647,066

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$157	—	$5,428,969

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